Cover	Nov. 19, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2021
Entity File Number	001-40494
Entity Registrant Name	DILA Capital Acquisition Corp.
Entity Central Index Key	0001843608
Entity Tax Identification Number	86-1396422
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1395 Brickell Ave., Ste. 950
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	786
Local Phone Number	785-1715
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Warrant
Trading Symbol	DILAU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	DILA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	DILAW
Security Exchange Name	NASDAQ